Income Taxes (Details 1) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Current:
Federal	$ 342.5	$ 147.8	$ 265.4
Foreign	4.8	4.7	4.2
State and local	37.1	17.9	22.9
Deferred:
Federal	(32.1)	2.3	(13.9)
Foreign	1.3	0.5	2.4
State and local	(64.4)	4.9	3.5
Total income tax expense	$ 289.2	$ 178.1	$ 284.5